15% CONVERTIBLE PROMISSORY NOTES (Q1) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2022
Short-Term Debt [Line Items]
Share price (in dollars per share)							$ 1.97
Interest expense			$ 391,000	$ 89,000	$ 949,000	$ 0
Convertible Notes Payable
Short-Term Debt [Line Items]
Accrued interest payable, current	$ 305,000	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Aggregate principal amount		$ 7,000,000
Issue of common stock (in shares)	730,493	730,493
Share price (in dollars per share)		$ 10
Interest expense				$ 89,000